                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Firsthand Capital Management, Inc.
                 ----------------------------------
   Address:      125 South Market
                 ----------------------------------
                 Suite 1200
                 ----------------------------------
                 San Jose, California 95113
                 ----------------------------------

Form 13F File Number: 28-04505
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Landis
         -------------------------------
Title:   President
         -------------------------------
Phone:   (408) 294-2200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kevin Landis                   San Jose, California    2/02/07
        -------------------------------    ---------------------   -------------
        [Signature]                        [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 119
                                        --------------------

Form 13F Information Table Value Total: $ 664,302
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1.        28-42                        The Equitable Life Assurance Society
    ------       -----------------         ------------------------------------

In addition, please see Forms 13F filed by the following institutional investment managers for their holdings as sub-advisers of Firsthand Health Sciences Fund:

    No.       Form 13F File Number         Name

    1.        28-776                       Wachovia Corporation
    ------       -----------------         ------------------------------------
    2.        28-10653                     Sectoral Asset Management, Inc.
    ------       -----------------         ------------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 AS OF 12/31/06

      COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ---------------- --------- ----------- ---------------------- ---------- --------- ----------------------
                                                        VALUE     SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED  NONE
------------------------- ---------------- --------- ----------- --------- ----- ------ ---------- --------- --------- ------ -----
Corning, Inc.             Common Stock     219350105 $ 33,619.98 1,796,899 SH           SOLE                 1,796,176         723
Seagate Technology, Inc.  Common Stock     G7945J104 $ 32,716.34 1,234,579 SH           SOLE                 1,234,169         410
Cypress Semiconductor
  Corp.                   Common Stock     232806109 $ 30,215.86 1,791,100 SH           SOLE                 1,791,100
Applied Materials, Inc.   Common Stock     038222105 $ 29,730.05 1,611,385 SH           SOLE                 1,610,672         713
Cisco Systems, Inc.       Common Stock     17275R102 $ 29,223.42 1,069,280 SH           SOLE                 1,068,785         495
ASML Holding N.V.         Common Stock     N07059111 $ 26,759.21 1,086,448 SH           SOLE                 1,085,918         530
Microsoft Corp.           Common Stock     594918104 $ 19,199.41   642,981 SH           SOLE                   642,465         516
Intevac, Inc.             Common Stock     461148108 $ 18,868.25   727,100 SH           SOLE                   727,100
Texas Instruments, Inc.   Common Stock     882508104 $ 18,580.58   645,159 SH           SOLE                   644,688         471
Adobe Systems, Inc.       Common Stock     00724F101 $ 18,122.37   440,719 SH           SOLE                   440,342         377
Akamai Technologies, Inc. Common Stock     00971T101 $ 17,733.58   333,840 SH           SOLE                   333,840
QUALCOMM, Inc.            Common Stock     747525103 $ 17,220.53   455,690 SH           SOLE                   455,270         420
MEMC Electronic
  Materials, Inc.         Common Stock     552715104 $ 17,151.15   438,200 SH           SOLE                   438,200
Taiwan Semiconductor
  Manufacturing Co. - ADR ADR              874039100 $ 16,587.21 1,517,586 SH           SOLE                 1,516,195        1391
Amdocs Ltd.               Common Stock     G02602103 $ 14,111.98   364,180 SH           SOLE                   363,820         360
L-1 Identity Solutions,
  Inc.                    Common Stock     50212A106 $ 13,697.88   905,346 SH           SOLE                   904,525         821
eBay, Inc.                Common Stock     278642103 $ 13,692.22   455,345 SH           SOLE                   454,990         355
Nintendo Co Ltd. ADR      Common Stock     654445303 $ 13,435.73   413,407 SH           SOLE                   413,407
Broadcom Corp. - A        Common Stock     111320107 $ 13,361.15   413,530 SH           SOLE                   413,120         410
Google, Inc.              Common Stock     38259P508 $ 12,814.24    27,828 SH           SOLE                    27,805          23
SiRF Technology
  Holdings, Inc.          Common Stock     82967H101 $ 12,426.02   486,913 SH           SOLE                   486,913
Altera Corp.              Common Stock     021441100 $ 10,696.51   543,522 SH           SOLE                   543,025         497
Zoran Corp.               Common Stock     98975F101 $ 10,533.34   722,451 SH           SOLE                   722,451
Apple Computer, Inc.      Common Stock     037833100 $ 10,482.75   123,559 SH           SOLE                   123,449         110
Yahoo! Inc.               Common Stock     984332106 $ 10,189.34   398,956 SH           SOLE                   398,956
Electronic Arts, Inc.     Common Stock     285512109 $ 10,093.15   200,420 SH           SOLE                   200,235         185
Tekelec, Inc.             Common Stock     879101103 $  9,666.19   651,800 SH           SOLE                   651,800
Xilinx, Inc.              Common Stock     983919101 $  8,927.27   374,938 SH           SOLE                   374,588         350
Chartered Semiconductor
  Manufacturing, Ltd.     ADR              16133R106 $  8,200.05   982,042 SH           SOLE                   982,042
Nokia Corp. - ADR         ADR              654902204 $  7,246.21   356,605 SH           SOLE                   356,275         330
Stratex Networks, Inc.    Common Stock     86279T109 $  6,904.92 1,429,591 SH           SOLE                 1,429,591
China Mobile Hong Kong
  Ltd.                    Common Stock     16941M109 $  6,773.52   156,722 SH           SOLE                   156,577         145
Comverse Technology, Inc. Common Stock     205862402 $  6,457.55   305,900 SH           SOLE                   305,900
TriQuint Semiconductor,
  Inc.                    Common Stock     89674K103 $  6,445.80 1,432,400 SH           SOLE                 1,432,400
Semiconductor
  Manufacturing
  International Corp.     Common Stock     81663N206 $  6,440.00 1,000,000 SH           SOLE                 1,000,000
Ctrip.com International,
  Ltd.                    Common Stock     22943F100 $  6,357.59   101,754 SH           SOLE                   101,754
Sun Microsystems, Inc.    Common Stock     866810104 $  5,973.90 1,102,195 SH           SOLE                 1,102,195
ViaSat, Inc.              Common Stock     92552V100 $  5,839.78   195,900 SH           SOLE                   195,900
JDS Uniphase Corp.        Common Stock     46612J507 $  4,998.00   300,000 SH           SOLE                   300,000
aQuantive, Inc.           Common Stock     03839G105 $  4,956.98   201,013 SH           SOLE                   201,013
Harris Corp.              Common Stock     413875105 $  4,586.00   100,000 SH           SOLE                   100,000
PMC-Sierra, Inc.          Common Stock     69344F106 $  4,399.75   655,700 SH           SOLE                   655,700
Zebra Technologies
  Corporation             Common Stock     989207105 $  4,331.36   124,500 SH           SOLE                   124,500
Witness Systems, Inc.     Common Stock     977424100 $  4,317.69   246,303 SH           SOLE                   246,303
Napster, Inc.             Common Stock     630797108 $  3,954.52 1,089,400 SH           SOLE                 1,089,400
Evergreen Solar, Inc.     Common Stock     30033R108 $  3,785.00   500,000 SH           SOLE                   500,000
UTStarcom, Inc.           Common Stock     918076100 $  3,603.16   411,790 SH           SOLE                   411,790
Skyworks Solutions, Inc.  Common Stock     83088M102 $  3,527.96   498,300 SH           SOLE                   498,300
FormFactor, Inc.          Common Stock     346375108 $  3,523.63    94,594 SH           SOLE                    94,594
Citrix Systems, Inc.      Common Stock     177376100 $  3,467.81   128,200 SH           SOLE                   128,200
Tellabs, Inc.             Common Stock     879664100 $  3,437.10   335,000 SH           SOLE                   335,000
TranSwitch Corp.          Common Stock     894065101 $  3,336.20 2,383,000 SH           SOLE                 2,383,000
FLIR Systems, Inc.        Common Stock     302445101 $  3,293.00   103,456 SH           SOLE                   103,456
WebSideStory, Inc.        Common Stock     947685103 $  2,372.07   187,367 SH           SOLE                   187,367
Advanced Micro Devices    Common Stock     007903107 $  2,049.73   100,724 SH           SOLE                   100,724
NeuStar, Inc.             Common Stock     64126X201 $  1,854.01    57,152 SH           SOLE                    57,152
IAC/InterActiveCorp       Common Stock     44919P300 $  1,846.26    49,684 SH           SOLE                    49,684
TeleCommunication
  Systems, Inc. - A       Common Stock     87929J103 $  1,728.56   557,600 SH           SOLE                   557,600
VASCO Data Security
  International, Inc.     Common Stock     92230Y104 $  1,705.22   143,900 SH           SOLE                   143,900
Monster Worldwide, Inc.   Common Stock     611742107 $  1,674.38    35,900 SH           SOLE                    35,900
iGATE Corp.               Common Stock     45169U105 $  1,383.63   201,109 SH           SOLE                   201,109
The9 Ltd.                 Common Stock     88337K104 $  1,353.24    42,000 SH           SOLE                    42,000
Kopin Corp.               Common Stock     500600101 $  1,352.73   378,915 SH           SOLE                   378,915
LivePerson, Inc.          Common Stock     538146101 $  1,320.05   252,400 SH           SOLE                   252,400
Dell, Inc.                Common Stock     24702R101 $  1,234.43    49,200 SH           SOLE                    49,200
Microtune, Inc.           Common Stock     59514P109 $  1,177.59   250,550 SH           SOLE                   250,550
VeriFone Holdings, Inc.   Common Stock     92342Y109 $  1,174.75    33,185 SH           SOLE                    33,185
Verint Systems, Inc.      Common Stock     92343X100 $  1,172.38    34,200 SH           SOLE                    34,200
PDF Solutions, Inc.       Common Stock     693282105 $  1,169.01    80,900 SH           SOLE                    80,900
Equinix, Inc.             Common Stock     29444U502 $  1,134.30    15,000 SH           SOLE                    15,000
ValueClick, Inc.          Common Stock     92046N102 $  1,094.07    46,300 SH           SOLE                    46,300
Echelon Corp.             Common Stock     27874N105 $  1,049.58   131,198 SH           SOLE                   131,198
Digital Insight Corp.     Common Stock     25385P106 $    965.91    25,095 SH           SOLE                    25,095
Amazon.com, Inc.          Common Stock     023135106 $    935.20    23,700 SH           SOLE                    23,700
Synaptics, Inc.           Common Stock     87157D109 $    899.61    30,300 SH           SOLE                    30,300
First Data Corp.          Common Stock     319963104 $    893.20    35,000 SH           SOLE                    35,000
Ikanos Communications,
  Inc.                    Common Stock     45173E105 $    869.00   100,000 SH           SOLE                   100,000
CheckFree Corp.           Common Stock     162813109 $    854.48    21,277 SH           SOLE                    21,277

Avici Systems, Inc.       Common Stock     05367L802 $    736.25    95,000 SH           SOLE                    95,000
Netlogic Microsystems,
  Inc.                    Common Stock     64118B100 $    650.70    30,000 SH           SOLE                    30,000
Comcast Corp. - Special
  CL A                    Common Stock     20030N200 $    628.20    15,000 SH           SOLE                    15,000
Microvision, Inc.         Common Stock     594960106 $    581.54   182,300 SH           SOLE                   182,300
Alvarion Ltd.             Common Stock     M0861T100 $    573.45    85,335 SH           SOLE                    85,335
Baidu.com, Inc.           Common Stock     056752108 $    549.28     4,873 SH           SOLE                     4,873
PLX Technology, Inc.      Common Stock     693417107 $    495.52    38,000 SH           SOLE                    38,000
Monolithic Power
  Systems, Inc.           Common Stock     609839105 $    495.51    44,600 SH           SOLE                    44,600
News Corp.                Common Stock     65248E203 $    488.83    21,960 SH           SOLE                    21,960
VistaPrint Ltd.           Common Stock     G93762204 $    468.08    14,137 SH           SOLE                    14,137
EMCORE Corp.              Common Stock     290846104 $    466.47    84,353 SH           SOLE                    84,353
VitalStream Holdings,
  Inc.                    Common Stock     92847T209 $    463.97    46,212 SH           SOLE                    46,212
CyberSource Corp.         Common Stock     23251J106 $    460.79    41,814 SH           SOLE                    41,814
The Western Union Company Common Stock     959802109 $    448.40    20,000 SH           SOLE                    20,000
51job, Inc.               Common Stock     316827104 $    448.05    26,248 SH           SOLE                    26,248
RightNow Technologies,
  Inc.                    Common Stock     76657R106 $    425.85    24,730 SH           SOLE                    24,730
Oplink Communications,
  Inc.                    Common Stock     68375Q403 $    411.20    20,000 SH           SOLE                    20,000
Finisar Corp.             Common Stock     31787A101 $    393.59   121,855 SH           SOLE                   121,855
Trident Microsystems,
  Inc.                    Common Stock     895919108 $    363.60    20,000 SH           SOLE                    20,000
Flextronics
  International Ltd.      Common Stock     Y2573F102 $    342.10    29,800 SH           SOLE                    29,800
NIDEC Corp                Common Stock     654090109 $    333.34    17,200 SH           SOLE                    17,200
Lenovo Group Ltd ADR      Common Stock     526250105 $    308.80    38,000 SH           SOLE                    38,000
RedEnvelope, Inc.         Common Stock     75733R601 $    301.46    42,700 SH           SOLE                    42,700
Singapore Telecom - ADR   Common Stock     82929R304 $    301.43    14,100 SH           SOLE                    14,100
Universal Display Corp    Common Stock     91347P105 $    300.20    20,000 SH           SOLE                    20,000
Ramtron International
  Corp.                   Common Stock     751907304 $    297.60    80,000 SH           SOLE                    80,000
Symmetricom, Inc.         Common Stock     871543104 $    294.36    33,000 SH           SOLE                    33,000
Rackable Systems, Inc.    Common Stock     750077109 $    290.41     9,377 SH           SOLE                     9,377
Nextest Systems           Common Stock     653339101 $    284.00    25,200 SH           SOLE                    25,200
EXFO Electro-Optical
  Engineering, Inc.       Common Stock     302043104 $    281.56    50,100 SH           SOLE                    50,100
Suntech Power             Common Stock     86800C104 $    272.08     8,000 SH           SOLE                     8,000
Navteq corp               Common Stock     63936L100 $    258.78     7,400 SH           SOLE                     7,400
Zygo Corp.                Common Stock     989855101 $    246.75    15,000 SH           SOLE                    15,000
Qimonda AG                Common Stock     746904101 $    234.56    13,396 SH           SOLE                    13,396
LG. Philips LCD Co., Ltd. Common Stock     50186V102 $    220.02    14,600 SH           SOLE                    14,600
Lionbridge Technologies,
  Inc.                    Common Stock     536252109 $    217.87    33,831 SH           SOLE                    33,831
STMicroelectronics N.V.
  - ADR                   Common Stock     861012102 $    194.71    10,582 SH           SOLE                    10,582
3D Systems Corporation    Common Stock     88554D205 $    189.92    11,900 SH           SOLE                    11,900
Therma-Wave, Inc.         Common Stock     88343A108 $    108.65    91,300 SH           SOLE                    91,300
Actions Semiconductor
  Co., Ltd.               Common Stock     00507E107 $    103.29    12,444 SH           SOLE                    12,444
Avanex Corp.              Common Stock     05348W109 $     94.50    50,000 SH           SOLE                    50,000
                                                 119 $   664,302